HOLDINGS IN GROUP COMPANIES (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure of subsidiaries [abstract]
Schedule of holding in group company
					Book value	Book value
Parent Company	Reg. No.	Domicile	Owner- ship %	Votes %	APR 30, 2018	APR 30, 2017
Qdoxx Pharma AB	556609-0154	Uppsala	100	100	150	100
Oasmia Incentive AB	556519-8818	Uppsala	100	100	10	10
AdvaVet, Inc. (name changed from Oasmia Pharmaceutical, Inc.)	E0300362015-6	Nevada, USA	100	100	145	0
Oasmia Pharmaceutical Asian Pacific, Ltd	2383363	Hong Kong	100	100	50	0
Oasmia RUS, LLC	1177746442620	Moscow, Russia	80	80	0	0
Total					355	110